Loss Per Share - Schedule of Exercise of Outstanding Stock Instruments (Details) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Exercise of Outstanding Stock Instruments [Line items]
Anti-dilutive securities	7,030,658
Convertible Debt Securities [Member]
Schedule of Exercise of Outstanding Stock Instruments [Line items]
Anti-dilutive securities	1,500,000
Warrant [Member]
Schedule of Exercise of Outstanding Stock Instruments [Line items]
Anti-dilutive securities	5,000,000
Share-based compensation for management and employees [Member]
Schedule of Exercise of Outstanding Stock Instruments [Line items]
Anti-dilutive securities	530,658